Taxation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	$ 325,150	$ 386,525
Deferred tax asset on tax loss carryforwards	27,000	76,000
Unrealized depreciation and timing differences on investments	96,108	170,720
Deferred tax liabilities	226,923	178,337
Net deferred tax assets	408,884	23,931
Bermuda economic transition adjustment	487,265	0
Ireland
Taxation - Other Details [Line Items]
Valuation allowance of foreign tax credit carryforwards	177,000	211,000
Hong Kong
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards		2,000
Singapore
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	15,000	20,000
US
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets	32,000	12,000
Deferred tax asset on tax loss carryforwards	3,000	10,000
Unrealized depreciation and timing differences on investments	$ 114,000	148,000
Canada
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets		5,000
Deferred tax asset on tax loss carryforwards		1,000
Tax Loss Carryforward, Maximum Carryforward Period	20 years
United Kingdom
Taxation - Other Details [Line Items]
Valuation allowance on deferred tax assets		11,000
Deferred tax asset on tax loss carryforwards	$ 6,000	2,000
Switzerland
Taxation - Other Details [Line Items]
Deferred tax asset on tax loss carryforwards	$ 3,000	$ 26,000
Tax Loss Carryforward, Maximum Carryforward Period	7 years
BERMUDA
Taxation - Other Details [Line Items]
Deferred Tax Asset, Utilization Period	10 years
Deferred tax liabilities	$ 55,000
Net deferred tax assets	432,000
Bermuda economic transition adjustment	$ 487,000